Offerings - Offering: 1	May 29, 2025 USD ($) shares $ / shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share, to be issued under the Celsius Holdings, Inc. 2025 Employee Stock Purchase Plan
Amount Registered | shares	850,000
Proposed Maximum Offering Price per Unit | $ / shares	35.6
Maximum Aggregate Offering Price	$ 30,260,000
Fee Rate	0.01531%
Amount of Registration Fee	$ 4,632.81
Offering Note
(1)
Pursuant to Rule 416 of the Securities Act of 1933, as amended (the “
Securities Act
”), this Registration Statement shall also cover any additional shares of common stock, par value $0.001 per share (“
Common Stock
”), of Celsius Holdings, Inc. (the “
Registrant
”) that become issuable under the Celsius Holdings, Inc. 2025 Employee Stock Purchase Plan by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that results in an increase in the number of shares of outstanding Common Stock.

(2)
Estimated solely for purposes of calculating the registration fee in accordance with Rules 457(c) and 457(h) of the Securities Act and based upon the average of the high and low sales prices of a share of Common Stock as reported on the Nasdaq Capital Market on May 23, 2025.

(3)	The Registrant does not have any fee offsets.